Investments in joint ventures and associates - Share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 995	£ 608
Exchange adjustments	(58)	32
Additions	81	172
Capitalisation of shareholder loan to Nemo Link Limited	0	176
Share of post-tax results for the year	58	87
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(80)	(75)
Other movements	(130)	(6)
Investments accounted for using equity method, ending balance	867	995
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	654	317
Exchange adjustments	(36)	12
Additions	75	156
Capitalisation of shareholder loan to Nemo Link Limited	0	176
Share of post-tax results for the year	28	47
Share of other comprehensive income of associates, net of tax	0	0
Dividends received	(49)	(34)
Other movements	(34)	(20)
Investments accounted for using equity method, ending balance	638	654
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	341	291
Exchange adjustments	(22)	20
Additions	6	16
Capitalisation of shareholder loan to Nemo Link Limited	0	0
Share of post-tax results for the year	30	40
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(31)	(41)
Other movements	(96)	14
Investments accounted for using equity method, ending balance	£ 229	£ 341